Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Summary of Loans

	December 31,	June 30,
	2021	2022
Long-term borrowings – Unsecured
Loans from government (a)	$7,341,127	$7,121,220
Other long-term borrowings (b)	19,521,647	25,210,306
Interest payables (a)	3,994,534	4,088,513

	$30,857,308	$36,420,039